Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
General [Abstract]
Significant Accounting Policies

Note 2 – Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

A.	Functional Currency

Substantially most of the Company’s revenues are denominated in U.S. dollars. A main portion of purchases of materials, component parts and sales costs are denominated in U.S. dollars. Therefore, both the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary balances denominated in currencies other than the U.S dollar are converted into U.S dollars in accordance with Statements of the Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All transaction gain and losses of the converted monetary balance sheet items are reflected in the statements of operations, among ‘financial expenses, net’, as appropriate.

B.	Estimates and assumptions

The preparation of the financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during reported period. Actual results may differ from those estimates. As applicable for these financial statements, the most significant estimates and assumptions related to revenue recognition, valuation of inventories, and provision for warranty.

C.	Cash equivalents

Cash equivalents are short-term highly liquid investments and debt instruments that are readily convertible to cash with original maturities of three months or less from the date of purchase.

D.	Bank deposits

Bank deposits with original maturities of more than three months, or specific deposits that are intended to be held as bank deposits for more than three months, and which will mature within one year, are classified as short-term investments.

E.	Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The financial statements include an allowance for doubtful accounts for which collection of the receivable is not probable and as of December 31, 2021 the allowance was negligible. In determining the adequacy of the allowance, consideration is given to each trade receivable historical experience, aging of the receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors.

F.	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by calculating raw materials, work in process and finished products on a weighted average cost basis. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Inventory write-offs are provided to cover risks arising from slow moving items or technological obsolescence. Such write-offs have been included in cost of revenues. Reserves for potentially excess and obsolete inventory are made based on management’s analysis of inventory levels, future sales forecasts. Once established, the original cost of our inventory less the related inventory reserve represents the new cost basis of such products.

G.	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Years
Computers, software and manufacturing equipment	3-7
Office furniture and equipment	17

H.	Revenue recognition

The Company generates revenues from sales of products manufactured based on the Company’s technology. The Company develops, design and manufactures both standard and customizable high-end digital Video & Audio products. The Company’s products include proprietary software (firmware) embedded into the tangible products and is not sold separately. The Company only sells its product to end customer with no right of return.

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services.

In accordance with ASC 606, the entity performs the following five steps:

(1)	Identify the contract(s) with a customer,

(2)	Identify the performance obligations in the contract,

(3)	Determine the transaction price,

(4)	Allocate the transaction price to the performance obligations in the contract, and

(5)	Recognize revenue when (or as) the entity satisfies a performance obligation.

Identifying the contract with a customer:

The Company accounts for a contract with a customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified and agreed upon, the contract has commercial substance and collectability of consideration is probable

For each contract, the Company exercises judgement to identify separate performance obligations and to evaluate, at the inception of the contract, if each distinct performance obligation within the contract is satisfied at a point in time or over time.

Identifying the performance obligations in the contract:

The Company’s sales transactions include a single performance obligation which is the delivery of the product to the customer. The Company is not obligated and does not provide the customer with an updated version of the products’ embedded software following the initial transaction. Therefore, the Company’s transactions do not include any performance obligation relating to potential upgrades or updates for the software or product.

In certain cases, the Company customizes its products based on its customers’ requirements (Proof of Concept — POC transactions). In addition, commencing 2021, the Company also enters into several transactions in which it develops a specialized product, based on the Costumer’s requirements (NRE transactions). In these transactions, the Company has determined that the development or the customization and the delivery of these products are not distinct within the context of the contract, since the nature of the Company’s promise is to transfer a combined output to which each of these components is an input. Therefore, these transactions include a single performance obligation which is the customized product.

Determining the transaction price:

Revenue is measured based on the consideration specified in the contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties (such as sales tax). The Company’s transaction does not include a significant financing component as all amounts are due within few months from transfer of Control.

Recognize revenue when (or as) the entity satisfies a performance obligation:

The Company recognizes revenue when it satisfies a performance obligation by transferring control over its product to a customer based on the shipment terms. In most cases, control is transferred at Company’s premises (Ex-work terms).

As for the POC and NRE transactions, the Company analyzed the criteria in ASC 606 to determine whether control over products sold under POC contracts is transferred over time. Mainly, whether the Company’s performance does not create an asset with an alternative use to the Company, and if it has an enforceable right to payment for performance completed to date. In its POC transactions, the Company has an enforceable right to payment for performance completed through the term of the contract with its customers. However, the customized product has an alternative use for the Company, therefore, none of the conditions stipulated in ASC 606 are met for recognizing revenue over time. Accordingly, revenue from POC transactions is recognized at a point in time, upon delivery of the product to the customer.

In the NRE transactions the Company determines that the specialized product does not have an alternative use for the Company and it has an enforceable right to payment for performance completed through the term of the contract. Therefore, in these transactions, revenue is recognized over time.

See also Note 10 for further information regarding the Company’s revenue transactions

I.	Deferred issuance costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with the proposed IPO, as deferred costs until such IPO is consummated. Upon consummation of the IPO, these fees will be recorded in the stockholders’ equity as a reduction of additional paid-in capital generated as a result of the activity. The deferred issuance costs in the amount of $871,171 which capitalized as of December 31, 2021 in long term assets were charged to equity in the first quarter of 2022 in conjunction with the IPO.

J.	Warrant classification

When the Company issues freestanding instruments, it first analyzes the provisions of FASB Accounting Standards Codification Topic 480 distinguishing liabilities from equity (“ASC 480”) in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. If the instrument is not within the scope of ASC 480, the Company further analyzes the provisions of FASB Accounting Standards Codification Topic 815 derivatives and hedging (“ASC 815-10”) in order to determine whether the instrument is considered indexed to the entity’s own stock, and qualifies for classification within equity. If the provisions of ASC 815-10 for equity classification are not met, the instrument is classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period.

K.	Warranty reserve

The Company provides a one-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company’s warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2021 and 2020 respectively:

	2021	2020
Balance at beginning of the year	9,879	8,930
Cost incurred	(5,850)	-
Expense recognized	16,729	949
Balance at end of year	20,758	9,879

I.	Research, development costs and intangible assets

Research and development costs, which consist mainly of labor costs, materials and subcontractor costs, are charged to operations as incurred.

According to ASC Topic 350, “Intangibles - Goodwill and Other,” software that is part of a product or process to be sold to a customer shall be accounted for under ASC Subtopic 985-20. The Company’s products contain embedded software which is an integral part of these products because it allows the various components of the products to communicate with each other and the products are clearly unable to function without this coding. Based on the Company’s product development process, the Company does not incur material costs after the point in time at which the product as a whole reaches technological feasibility. Therefore, research and development costs are charged to the statement of operations as incurred.

L.	Basic and diluted net loss per share

Basic and diluted net loss per Ordinary Share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Shares issuable, are considered outstanding Ordinary Shares including the preferred shares and included in the computation of basic net loss per Ordinary Share as of the date that all necessary conditions have been satisfied.

Warrants to purchase Ordinary Shares, including warrants to purchase Ordinary Shares classified as liability, as mentioned in Note 11, in the amount of 489,812 outstanding as of December 31, 2021, have been excluded from the calculation of the diluted net profit per Ordinary Share due to the fact that all such securities have an anti-dilutive effect for the reporting period.

M.	Fair value of financial instruments

The Company’s financial instruments consist mainly of cash and cash equivalents, short-term interest bearing investments, accounts receivable, restricted deposits for employee benefits, accounts payable, warrants, short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company, in estimating fair value for financial instruments, determined that the carrying amounts of cash and cash equivalents, trade receivables, short-term bank credit, trade payables, short term loans from shareholders are equivalent to, or approximate their fair value due to the short-term maturity of these instruments. The carrying amounts of variable interest rate long-term loans are equivalent or approximate to their fair value as they bear interest at approximate market rates. The liabilities include long-term loans from shareholders that do not bear any interest, but taking into account the schedule of its maturities and its amount are approximate to their fair value.

N.	Segments

The Company operates in one segment. Management does not segregate its business for internal reporting. The Company’s chief operating decision maker (“CODM”) evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segment.

O.	Income taxes

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes, which prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement.

The Company accounts for interest and penalties as a component of income tax expense.

P.	Severance pay

The Company’s liability for severance pay for some of its Israeli employees is calculated pursuant to Israeli Severance Pay Law, 1963 (the “Israeli Severance Pay Law”) based on the most recent salary of the employee multiplied by the number of years of employment, as of the balance sheet date. Those employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis.

The Company’s liability for those Israeli employees is provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company’s balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies.

Severance pay expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $ 31,356 , $22,247 and $18,074, respectively.

Q.	Concentrations of credit or business risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, trade receivables and trade payables.

Cash equivalents are invested mainly in NIS and U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

Most of the Company’s trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions and in reliance on available information with respect to the debtor’s financial position. See Note 14 for a discussion of the Company’s major customers.

The Company acquires certain component parts for its products from market leading suppliers that are single source manufacturers. In order to mitigate the risk and as a redundant solution, the Company designs similar products based on component parts from different suppliers.

R.	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Loss recovery related to recovery of a loss when the recovery is less than or equal to the amount of the loss recognized in the financial statements is recognized if collection is probable and estimable. Gain contingencies are recognized only when resolved.

S.	Cash and cash equivalents in Statement of Cash Flows

The Company implements the Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires amounts generally described as restricted cash and restricted cash equivalents to be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents reported within the accompanying balance sheets that sum to the total of the same such amounts presented in the accompanying statements of cash flows:

	December 31,
	2021	2020
Cash and cash equivalents	$785	$20,524
Restricted deposits	48,341	33,847
Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$49,126	$54,371

T.	Recently issued accounting pronouncements adopted

In August 2020, the Financial Accounting Standards Board (the “FASB”) issued ASU 2020-06 “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815 – 40).” (“ASU 2020-06”). This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendments to this guidance are effective for fiscal years beginning on or after December 15, 2021, and interim periods within those fiscal years. The Company decided to early adopt ASU 2020-06 as of January 1, 2021. The adoption of this standard did not have an impact on the Company’s financial statements.

U.	Recently issued accounting pronouncements not yet adopted

As an emerging growth company, the Jumpstart Our Business Startup Act of 2012 (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

1)	In February 2016, the FASB issued Accounting Standards Update leases “ASU 2016-02” regarding FASB Accounting Standards Codification Topic 842 leases “ASC 842”. The new guidance requires lessees to recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The guidance will be effective for the Company for fiscal years beginning on or after December 15, 2021, and interim periods in fiscal years beginning on or after December 15, 2022, and requires modified retrospective adoption. The Company is currently evaluating the effect that ASU 2016-02 will have on its financial statements and related disclosures.

2)	In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for fiscal years beginning on or after January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its financial statements and related disclosures.